Income tax benefit/(expense) - Unused Tax Losses (Details) - Tax losses - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 1,133,461	¥ 244,027
Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	277,048	¥ 241,348
Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	121,521
Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unused tax losses for which no deferred tax asset has been recognized	¥ 448,605